WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants, Outstanding and exercisable, Beginning balance	17,900,288	10,823,450
Number of Warrants, Issued		7,225,625
Number of Warrants, Issued, Exercised	(262,045)	(148,787)
Number of Warrants, Outstanding and exercisable, Ending balance	17,638,243	17,900,288
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 1.35	$ 1.35
Weighted-Average Exercise Price, Issued		1.35
Weighted-Average Exercise Price, Exercised	(0.80)	(0.80)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 1.35	$ 1.35